GOODWILL (Tables)	12 Months Ended
Sep. 30, 2018
Goodwill

Goodwill is comprised of the following:

	Years ended September 30
	2017				2018
	Professional education services	Business start-up training services	Sale of learning simulation software	Total	Professional education services	Business start-up training services	Sale of learning simulation software	Total
	US$	US$	US$	US$	US$	US$	US$	US$
Gross amount
Beginning balance	5,396	1,688	22,308	29,392	5,408	1,692	22,359	29,459
Acquisition for the year	—	—	—	—	52,478	—	—	52,478
Exchange difference	12	4	51	67	(1,672)	(50)	(699)	(2,421)

Ending balance	5,408	1,692	22,359	29,459	56,214	1,642	21,660	79,516

Accumulated impairment loss	—	—	—	—	—	—	—	—

Goodwill, net	5,408	1,692	22,359	29,459	56,214	1,642	21,660	79,516